Borrowings - Summary of Short Term Borrowings (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about borrowings [line items]
Less: financial liabilities for hedging - current	$ (12,456,104)	$ (379,875)	$ (12,516,971)
Short-term borrowings	34,988,758	1,067,056	37,737,217
Short Term Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Secured bank loans, annual interest rates were 4.80%-5.40% and 3.81%-4.16% as of December 31, 2023 and 2024, respectively	279,797	8,533	354,064
Unsecured bank loans, annual interest rates were 1.55%-7.57% and 1.75%-6.96% as of December 31, 2023 and 2024, respectively	47,165,065	1,438,398	49,900,124
Borrowings	47,444,862	1,446,931	50,254,188
Less: financial liabilities for hedging - current	12,456,104	379,875	12,516,971
Short-term borrowings	$ 34,988,758	$ 1,067,056	$ 37,737,217